Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net earnings	$ 2,658	$ 1,861
Foreign currency translation adjustments	(86)	(268)
Comprehensive earnings	$ 2,572	$ 1,593